DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE	12 Months Ended
Dec. 31, 2020
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE	DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE

South African asset sale

On 12 February 2020, AngloGold Ashanti announced that it has reached an agreement to sell its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited ("Harmony") – following receipt of all regulatory approvals, the transaction closed on 30 September 2020 with Harmony taking effective control of these producing assets and related liabilities on 1 October 2020. Consideration for the transaction was $200 million in cash and deferred payments subject to subsequent performance, and with additional proceeds if the West Wits assets are developed below current infrastructure. The deferred compensation is payable as follows:

1.$260 per ounce payable on all underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and Tau Tona mines) in excess of 250,000 ounces per annum for 6 years commencing 1 January 2021; and
2.$20 per ounce payable on underground production sourced within the West Wits mineral rights (comprising the Mponeng, Savuka and Tau Tona mines) below the datum of current infrastructure.

The transaction included the following assets and liabilities:
•The Mponeng mine and its associated assets and liabilities;
•The Tau Tona and Savuka mines and associated rock-dump and tailings storage facility reclamation sites, mine rehabilitation and closure activities located in the West Wits region and their associated assets and liabilities;
•First Uranium (Pty) Limited
•which owns Mine Waste Solutions (Pty) Limited and Chemwes (Pty) Limited as well as associated tailings assets and liabilities;
•Covalent Water Company (Pty) Limited, AngloGold Security Services (Pty) Limited and Masakhisane Investments (Pty) Limited; and
•Certain rock-dump reclamation, mine rehabilitation and closure activities located in the Vaal River region and their associated assets and liabilities.

The transaction excluded the silicosis obligation of $61m at 31 December 2020 and the post-retirement medical obligation of $77m at 31 December 2020, relating to South African employees, which were both retained by AngloGold Ashanti. The South African producing assets and related liabilities sold to Harmony are treated as a discontinued operation. AngloGold Ashanti incurred a loss of $81m after tax on disposal of the South African portfolio.

Discontinued operations
The results of the South Africa disposal group for the year ended 31 December are presented below:

	US Dollars
Figures in millions	2020	2019	2018
Revenue from product sales	409	555	608
Cost of sales	(287)	(479)	(589)
(Loss) gain on non-hedge derivatives and other commodity contracts	(39)	3	3
Gross profit	83	79	22
Other expenses	(23)	(44)	(72)
Derecognition of assets, and (loss) profit on disposal of assets	(80)	(3)	(118)
Impairment reversal (loss) recognised on remeasurement to fair value less costs to sell	17	(549)	—
Loss before taxation	(3)	(517)	(168)
Normal and deferred taxation on operations	—	(23)	38
Deferred tax on impairment reversal (loss), derecognition and profit (loss) on disposal of assets	(1)	164	47
Deferred taxation on unrealised movement on derivatives and other commodity contracts	11	—	—
Total profit (loss) from discontinued operations	7	(376)	(83)
9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)
The major classes of assets and liabilities of the South African disposal group were as follows:

	US Dollars
Figures in millions	30 September 2020	31 December 2019
Tangible assets and right of use assets	359	429
Other investments	76	84
Inventories	75	37
Trade, other receivables and other assets	5	4
Deferred taxation	40	15
Cash and cash restricted for use	—	12
Assets held for sale	555	581

Lease liabilities	2	3
Environmental rehabilitation and other provisions	198	211
Trade and other payables	55	58
Liabilities held for sale	255	272
Net assets held for sale	300	309

The discontinued operations' net cash flows are reflected in the Statement of Cash Flows.

Impairment of South African assets

At 30 June 2020, an impairment reversal of $17m and taxation on impairment reversal of nil was recognised, to increase the carrying amount of the assets in the disposal group to their fair value less costs to sell.

The profit on sale of the South African assets was calculated as follows:

US Dollar million
Held for sale assets derecognised	555
Held for sale liabilities derecognised	(255)
Net carrying value derecognised	300

Less:
Cash consideration	(200)
Costs to sell, exchange impact and sale of houses	8
Deferred compensation asset	(28)
Loss on sale of assets before taxation	80
Deferred taxation on sale of assets	1
Loss on sale of assets after taxation	81

Sale interest in the Sadiola Mine
On 23 December 2019, AngloGold Ashanti announced that it together with its joint venture partner, IAMGOLD Corporation (''IAMGOLD''), had agreed to sell their interests in Société d’Exploitation des Mines d’Or de Sadiola S.A. (''SEMOS'') to Allied Gold Corp (Allied Gold). SEMOS' principal asset is the Sadiola Mine located in the Kayes region of Western Mali. The investment in Sadiola of $20m as at 31 December 2019 was included in assets held for sale.

On 30 December 2020, AngloGold Ashanti together with its joint venture partner IAMGOLD, completed the sale of their entire interests in SEMOS to Allied Gold (the “Transaction”).

Prior to the completion of the Transaction, a dividend of $20m was declared and paid by SEMOS pro rata to its shareholders. AngloGold Ashanti received a cash dividend of $8.2m.

Upon completion, AngloGold Ashanti received $25m from Allied Gold Corp and the Republic of Mali. Subsequently, AngloGold Ashanti received an agreed additional consideration of $1.8m.
9     DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE (continued)

In terms of the Transaction, AngloGold Ashanti and IAMGOLD remain entitled to the following deferred consideration:

•$25m ($12.5m each to AngloGold Ashanti and IAMGOLD) upon the production of the first 250,000 ounces from the Sadiola Sulphides Project (SSP);
•$25m ($12.5m each to AngloGold Ashanti and IAMGOLD) upon the production of a further 250,000 ounces from the SSP; and
•$2.5m ($1.25m each to AngloGold Ashanti and IAMGOLD) in the event a favourable settlement is achieved by SEMOS in the litigation pending before the Malian courts.
The profit from the disposal of AngloGold Ashanti’s entire interest in SEMOS is $14m (including the dividend received). Prior to the completion of the Transaction and the dividend declaration, AngloGold Ashanti’s net carrying value for SEMOS, on an attributable basis, was $20m and was included in the Africa Region segment.